GOLDMAN SACHS TRUST

Goldman Sachs International Equity Dividend and Premium Fund
Goldman Sachs Structured International Tax-Managed Equity Fund
Goldman Sachs Structured Tax-Managed Equity Fund
Goldman Sachs U.S. Equity Dividend and Premium Fund
(collectively, the “Funds”)

Supplement dated September 22, 2011 to the
Prospectus dated April 29, 2011 (the “Prospectus”)

Katinka Domotorffy, Chief Investment Officer (“CIO”) and head of Goldman Sachs Asset Management’s (“GSAM”) Quantitative Investment Strategies (“QIS”) team, has announced her intention to retire from GSAM at the end of 2011. Effective immediately, Ms. Domotorffy’s responsibilities as CIO of Equity Alpha Strategies will be shared by Ron Hua, and her responsibilities as CIO of Customized Beta Strategies will be shared by Don Mulvihill.

Effective December 31, 2011, Ms. Domotorffy will retire and will no longer have portfolio management responsibilities with respect to the Funds.

Effective immediately, the second paragraph of the “Summary—Portfolio Management—Portfolio Managers” section of the Prospectus with respect to Goldman Sachs International Equity Dividend and Premium Fund is replaced in its entirety with the following:

Portfolio Managers: Katinka Domotorffy, CFA, Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer, has managed the Fund since 2009; Don Mulvihill, Managing Director, Portfolio Manager and Chief Investment Officer of Quantitative Investment Strategies—Customized Beta Strategies, has managed the Fund since 2008; and Monali Vora, CFA, Vice President and Portfolio Manager, has managed the Fund since 2010.

Effective immediately, the second paragraph of the “Summary—Portfolio Management—Portfolio Managers” section of the Prospectus with respect to Goldman Sachs Structured International Tax-Managed Equity Fund is replaced in its entirety with the following:

Portfolio Managers:  Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Katinka Domotorffy, CFA, Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer, has managed the Fund since 2009; Don Mulvihill, Managing Director, Portfolio Manager and Chief Investment Officer of Quantitative Investment Strategies—Customized Beta Strategies, has managed the Fund since 2008; and Monali Vora, CFA, Vice President and Portfolio Manager, has managed the Fund since 2010.

Effective immediately, the second paragraph of the “Summary—Portfolio Management—Portfolio Managers” section of the Prospectus with respect to Goldman Sachs Structured Tax-Managed Equity Fund is replaced in its entirety with the following:

Portfolio Managers: Ron Hua, CFA, Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Equity Alpha Strategies, has managed the Fund since 2011; Katinka Domotorffy, CFA, Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer, has managed the Fund since 2009; Don Mulvihill, Managing Director, Portfolio Manager and Chief Investment Officer of Quantitative Investment Strategies—Customized Beta Strategies, has managed the Fund since 2000; and Monali Vora, CFA, Vice President and Portfolio Manager, has managed the Fund since 2010.

Effective immediately, the second paragraph of the “Summary—Portfolio Management—Portfolio Managers” section of the Prospectus with respect to Goldman Sachs U.S. Equity Dividend and Premium Fund is replaced in its entirety with the following:

Portfolio Managers:  Katinka Domotorffy, CFA, Managing Director, Head of Quantitative Investment Strategies, Chief Investment Officer, has managed the Fund since 2009; Don Mulvihill, Managing Director, Portfolio Manager and Chief Investment Officer of the Quantitative Investment Strategies—Customized Beta Strategies, has managed the Fund since 2005; and Monali Vora, CFA, Vice President and Portfolio Manager, has managed the Fund since 2010.

Effective immediately, in the “Service Providers—Fund Managers” section of the Prospectus, the following row is added to the “Quantitative Investment Strategies Team” table:

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Ron Hua, CFA Managing Director Chief Investment Officer of Equity Alpha Strategies	Portfolio Manager— Structured International Tax-Managed Equity Structured Tax-Managed Equity	Since 2011	Mr. Hua is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s Quantitative Investment Strategies team. Mr. Hua joined GSAM as a partner in 2011, and oversees all research, portfolio management and trading for the QIS quantitative equity business. Prior to joining the firm, Ronald was the Chief Investment Officer and Head of Research for Equity Investments at PanAgora Asset Management (2004-2011). In that capacity, Ronald was responsible for all equity strategies, was the architect of PanAgora’s Dynamic Equity Contextual Modeling Approach and served as a member of PanAgora’s Management and Investment Committees.

Effective immediately, the paragraph immediately following the above-referenced table is replaced in its entirety with the following:

Katinka Domotorffy, CFA, Head and Chief Investment Officer of the QIS team, is ultimately responsible for the Funds’ investment process. Ron Hua, CFA, Managing Director, is the Chief Investment Officer of Equity Alpha Strategies for GSAM’s QIS team. Don Mulvihill, Chief Investment Officer of Customized Beta Strategies for GSAM’s QIS team, is the Portfolio Manager responsible for taxable portfolios, and is responsible for the Funds’ portfolio management process, including setting research priorities and client contact. Monali Vora is the Portfolio Manager responsible for taxable portfolios, and is responsible for the Fund’s management process.

Effective December 31, 2011, all references to Katinka Domotorffy are removed from the Prospectus in their entirety.

This Supplement should be retained with your Prospectuses for future reference.

TAXADVPMSTK 09-11